Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of effects of restatements on previously issued financial statements
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liabilities	$—	$5,157,000	$5,157,000
Class A common stock subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Class A common stock	79	52	131
Additional paid-in capital	5,004,204	191,060	5,195,264
Accumulated deficit	(4,608)	(191,112)	(195,720)

Balance sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$9,040,670	$9,040,670
Class A common stock subject to possible redemption	106,882,750	(9,040,670)	97,842,080
Class A common stock	81	91	172
Additional paid-in capital	5,148,390	4,074,691	9,223,081
Accumulated deficit	(148,751)	(4,074,782)	(4,223,533)

Statement of Operations for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$3,883,670	$3,883,670
Offering expense associated with warrant liabilities	—	191,112	191,112
Net loss	(148,751)	(4,074,782)	(4,223,533)
Basic and diluted net loss per share, Class B common stock	(0.06)	(1.42)	(1.48)

Statement of Cash Flows for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(148,751)	$(4,074,782)	$(4,223,533)
Offering costs allocable to warrant liabilities	—	191,112	191,112
Change in fair value of warrant liabilities	—	3,883,670	3,883,670
Initial classification of Class A common shares subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Change in value of Class A common shares subject to possible redemption	(221,870)	(3,883,670)	(4,105,540)
Balance sheet as of October 19, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,390,976	—	$116,390,976
Total liabilities	$9,443,350	—	$9,443,350
Class A common stock subject to possible redemption	101,947,620	13,052,380	115,000,000
Preferred stock	—	—	—
Class A common stock	131	(131)	—
Class B common stock	331	—	331
Additional paid-in capital	5,195,264	(5,195,264)	—
Accumulated deficit	(195,720)	(7,856,985)	(8,052,705)
Total stockholders’ equity (deficit)	$5,000,006	$(13,052,380)	$(8,052,374)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,390,976	$—	$116,390,976
Balance sheet as of December 31, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,067,608	—	$116,067,608
Total liabilities	$13,225,520	—	$13,225,520
Class A common stock subject to possible redemption	97,842,080	17,157,920	115,000,000
Preferred stock	—	—	—
Class A common stock	172	(172)	—
Class B common stock	288	—	288
Additional paid-in capital	9,223,081	(9,223,081)	—
Accumulated deficit	(4,223,533)	(7,934,667)	(12,158,200)
Total stockholders’ equity (deficit)	$5,000,008	$(17,157,920)	$(12,157,912)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,067,608	$—	$116,067,608
For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$101,947,620	$(101,947,620)	$—
Change in value of Class A common stock subject to possible redemption	$(4,105,540)	$4,105,540	$—
	Net Loss Per Share
For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Net loss	$(4,223,533)	$—	$(4,223,533)
Weighted average shares outstanding – Class A common stock	11,500,000	(5,588,028)	5,911,972
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.48)	$(0.48)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.48)	$1.00	$(0.48)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 (unaudited)
Total assets	$115,725,964	—	$115,725,964
Total liabilities	$10,894,008	—	$10,894,008
Class A common stock subject to possible redemption	99,831,950	15,168,050	115,000,000
Preferred stock	—	—	—
Class A common stock	152	(152)	—
Class B common stock	288	—	288
Additional paid-in capital	7,233,231	(7,233,231)	—
Accumulated deficit	(2,233,665)	(7,934,667)	(10,168,332)
Total stockholders’ equity (deficit)	$5,000,006	$(15,168,050)	$(10,168,044)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,725,964	$—	$115,725,964
	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 (unaudited)
Total assets	$115,464,516	—	$115,464,516
Total liabilities	$13,675,127	—	$13,675,127
Class A common stock subject to possible redemption	96,789,380	18,210,620	115,000,000
Preferred stock	—	—	—
Class A common stock	182	(182)	—
Class B common stock	288	—	288
Additional paid-in capital	10,275,771	(10,275,771)	—
Accumulated deficit	(5,276,232)	(7,934,667)	(13,210,899)
Total stockholders’ equity (deficit)	$5,000,009	$(18,210,620)	$(13,210,611)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,464,516	$—	$115,464,516